Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of share-based payment arrangements [text block] [Abstract]
Schedule of services received from employees, directors and service providers
				Convenience translation (Note 2d)
	Year ended December 31,			Year ended December 31,
	2018	2019	2020	2020
	N I S			U.S. dollars

Research and development	807	513	286	89
General and administrative	3,730	2,195	452	141

Total share-based compensation	4,537	2,708	738	230

Schedule of number of share options and weighted average exercise prices
	2019		2020
	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price
		NIS		NIS

Outstanding at beginning of year	13,014,147	1.18	22,093,504	0.59
Options exercised for shares	—	—	—	—
Options forfeited	(4,556,865)	0.70	(617,572)	1.25
Option Expired	(671,438)	1.21	(1,990,305)	1.14
Granted	14,307,660	0.12	29,409,600	0.09

Outstanding at end of year	22,093,504	0.59	48,895,227	0.30

Schedule of outstanding and exercisable options granted to employees and consultants
Exercise price (Range)	Options outstanding as of December 31, 2020	Weighted average remaining contractual term	Options exercisable as of December 31, 2020	Weighted average remaining contractual term
		(years)		(years)
0.001 - 1.35	47,360,727	8.2	20,428,429	6.4
1.35 - 1.8	1,390,500	4.1	1,342,875	4.0
1.8 - 2.1	144,000	4.6	144,000	4.6
	48,895,227	8.1	21,915,304	6.3

Schedule of outstanding and exercisable options granted to employees and consultants
	2019	2020

Dividend yield (%)	0	0
Expected volatility of the share prices (%)	77.75%	84.54%-87.53%
Risk-free interest rate (%)	2.14%	0.69%-1.85%
Expected life of share options (years)	10	10